Note 11 - Deposits - Certificate of Deposit by Maturity (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2025	$ 171,829
2026	32,259
2027	29,928
2028	35,392
2029	13,482
Total	$ 282,890